SUPPLEMENT DATED MAY 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-3


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. Effective May 1, 2003, the following underlying mutual fund changed names:

     Old Underlying Mutual Fund Name                          New Underlying Mutual Fund Name

     The Universal Institutional Funds, Inc. -                The Universal Institutional Funds, Inc. -
     U.S. Real Estate Portfolio                               U.S. Real Estate Portfolio: Class I